Financial expenses and income	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Financial expenses and income
B.18. Financial expenses and income
An analysis of financial expenses and income is set forth below:

(€ million)	June 30, 2026 (6 months)	June 30, 2025 (6 months)
Cost of debt (a)	(253)	(219)
Interest income (b)	118	162
Cost of net debt	(135)	(57)
Non-operating foreign exchange gains/(losses)	(3)	1
Unwinding of discounting of provisions (c)	(21)	(22)
Net interest cost related to employee benefits	(27)	(37)
Impairment losses on financial assets, net of reversals	(1)	—
Net interest expense on lease liabilities	(26)	(22)
Other (d)	(115)	(40)
Net financial income/(expenses)	(328)	(177)
comprising: Financial expenses	(465)	(361)
Financial income	137	184

(a)Includes net gain/(loss) on interest rate and currency derivatives used to manage debt: €12 million in the first half of 2026 and €(25) million in the first half of 2025.
(b)Includes net gain/(loss) on interest rate and currency derivatives used to manage cash and cash equivalents: €6 million in the first half of 2026 and €(4) million in the first half of 2025.
(c)Primarily on provisions for environmental risks, restructuring provisions, and provisions for product-related risks (see Note B.12.).
(d)Includes a financial expense of €146 million for the six months ended June 30, 2026 and €50 million for the six months ended June 30, 2025 for the remeasurement of the liability recorded in the balance sheet for estimated future royalties on Beyfortus sales in the United States.

The impact of the ineffective portion of hedging relationships was not material in either 2026 or 2025.